Restatement of Previously Issued Financial Statements (Details) - Schedule of casf flow and equity (Parentheticals) - shares	3 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of casf flow and equity (Parentheticals) [Line Items]
Sale of units	594,551	594,551	594,551
Adjustments [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of casf flow and equity (Parentheticals) [Line Items]
Sale of units	594,551	594,551	594,551
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of casf flow and equity (Parentheticals) [Line Items]
Sale of units	594,551	594,551	594,551